Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Current Assets
Cash and cash equivalents	$ 381,303	$ 91,590	$ 84,967
Prepaid expense	32,523	16,607	3,126
Interest receivable		5,159
Promissory notes receivable	350,000	400,000
Loan Receivable	12,000
Total Current Assets	775,826	513,356	88,093
Film costs	414,937
TOTAL ASSETS	1,190,763	513,356	88,093
Current Liabilities
Accrued liabilities	60,369	41,436	23,478
Payroll taxes and sales taxes payable			271,398
Interest payable	29,608	17,068	5,510
Promissory Note Payable	450,000	200,000
Promissory note payable - related party		200,000
Note payable	66,613	66,613	66,613
Total Current Liabilities	606,590	525,117	366,999
Long-term Liabilities
Promissory note payable - related party	350,000
TOTAL LIABILITIES	956,590	525,117	366,999
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, no par value, 5,000,000 shares authorized; Series A voting preferred stock, 2,000,000 shares authorized; No shares issued and outstanding
Common stock, $0.001 par value, 25,000,000 shares authorized; 4,755,524 and 4,442,691 shares issued and outstanding, respectively	4,670	4,756	4,443
Common stock subscribed	386,000		10,000
Stock subscription receivable			(65,000)
Additional paid-in capital	908,826	928,740	597,655
Accumulated deficit	(1,065,323)	(945,257)	(826,004)
Total Stockholders' Deficit	234,173	(11,761)	(278,906)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,190,763	$ 513,356	$ 88,093